Plan Status of U.S. Plan, Non-U.S. Plan, and supplemental Plan (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 918,000,000	$ 797,600,000
Projected Benefit Obligation	1,030,400,000	904,600,000	762,900,000
Plan Assets at Fair Value	1,277,700,000	1,094,100,000	982,100,000
Funded Status at end of year	247,300,000	189,500,000
Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%
Rate of Increase in Compensation Level	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	7.75%	8.00%
Non U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	158,100,000	127,100,000
Projected Benefit Obligation	158,100,000	127,100,000	116,100,000
Plan Assets at Fair Value	133,900,000	123,300,000	122,200,000
Funded Status at end of year	(24,200,000)	(3,800,000)
Weighted-Average Assumptions:
Discount Rates	4.42%	5.02%
Expected Long-Term Rate of Return on Assets	4.76%	5.28%
Supplemental Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	98,900,000	89,900,000
Projected Benefit Obligation	106,400,000	100,300,000	86,900,000
Funded Status at end of year	$ (106,400,000)	$ (100,300,000)
Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%
Rate of Increase in Compensation Level	4.02%	4.02%